Mortgage Notes and Secured Credit Facilities - Summary of Mortgage Notes and Credit Facilities Secured by Company's Properties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023	May 31, 2022
Debt Instrument [Line Items]
Maximum Facility Size					$ 1,600,000
Principal Balance Outstanding	[1],[2]	$ 12,802,000		$ 13,108,216
Deferred financing costs, net	[1],[2]	(51,246)		(73,066)
Discount on assumed debt, net	[1],[2]	(6,167)		(6,240)
Mortgage notes and secured credit facilities, net	[1],[2]	12,744,587		13,028,910
Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Maximum Facility Size			$ 150,000
Fixed Rate Loans
Debt Instrument [Line Items]
Principal Balance Outstanding	[1],[2]	$ 2,978,914		3,049,322
Fixed Rate Loans | Fixed Rate Mortgages
Debt Instrument [Line Items]
Weighted Average Interest Rate	[3]	3.09%
Principal Balance Outstanding	[1],[2]	$ 2,978,914		3,049,322
Fixed Rate Loans | Fixed Rate Mortgages | Weighted Average
Debt Instrument [Line Items]
Weighted Average Maturity Date	[4]	2031-04
Variable Rate Loans
Debt Instrument [Line Items]
Principal Balance Outstanding	[1],[2]	$ 9,823,086		10,058,894
Variable Rate Loans | Variable Rate Secured Credit Facility
Debt Instrument [Line Items]
Maximum Facility Size	[5]	164,152
Principal Balance Outstanding	[1],[2],[5]	164,152		165,000
Variable Rate Loans | Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Maximum Facility Size	[6]	$ 150,000
Variable Rate Loans | Weighted Average | Variable Rate Secured Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[3],[5]	2.25%
Debt instrument, interest rate description	[3],[5]	B + 2.25%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Weighted Average Maturity Date	[4],[5]	2025-12
Variable Rate Loans | Weighted Average | Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[3],[6]	2.50%
Debt instrument, interest rate description	[3],[6]	B + 2.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Weighted Average Maturity Date	[4],[6]	2027-01
Variable Rate Loans | Floating Rate Mortgages
Debt Instrument [Line Items]
Principal Balance Outstanding	[1],[2]	$ 9,658,934		$ 9,893,894
Variable Rate Loans | Floating Rate Mortgages | Weighted Average
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[3]	1.83%
Debt instrument, interest rate description	[3]	B + 1.83%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Weighted Average Maturity Date	[4]	2027-09

[1]	Excludes a $12.6 million mortgage loan on a property classified as held-for-sale as of December 31, 2024. As of December 31, 2023, there were no properties, and their related mortgage loans, that met the criteria to be classified as held-for-sale.
[2]	The majority of the Company’s mortgages contain prepayment provisions including (but not limited to) lockout periods, yield or spread maintenance provisions and fixed penalties.
[3]	The symbol “B” refers to the relevant floating benchmark rates, which includes one-month SOFR, Federal Reserve Bank of New York (“NYFED”) 30 day SOFR, three-month Euro Interbank Offered Rate (“EURIBOR”) and three-month Norwegian Interbank Offered Rate (“NIBOR”), as applicable to each loan.
[4]	For loans where the Company, at its own discretion, has extension options, the maximum maturity date has been assumed.
[5]	The repayment of the variable rate secured credit facility is guaranteed by the Operating Partnership.
[6]	The repayment of the senior secured revolving credit facility is secured by pledges of ownership interests in holding companies that are directly under the Operating Partnership.